SCHEDULE OF OTHER INCOME /(EXPENSE) (Details) - USD ($)		12 Months Ended
		Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Other Income and Expenses [Abstract]
Interest income		$ 79,959	$ 21,406	$ 14,375
Foreign exchange gains (loss), net		(13,730)	(24,695)	49,290
Fair value change of convertible notes (Note 8)		346,729
Loss on issuance of Series B convertible preferred shares	[1]	(200,000)
Loss on extinguishment of convertible notes	[2]	(123,340)
Others		16,172	1,055	19,231
Total		$ 105,790	$ (2,234)	$ 82,896

[1]	Loss on issuance of Series B convertible preferred shares refers to the difference between the fair value of the Series B preferred shares and the actual amount of issuance proceeds which was used as settlement fee with the former employee. (Note 10).
[2]	The conversion of convertible notes was accounted for as an extinguishment of debt under ASC 470-50. A loss on extinguishment of convertible notes was recognized, representing the difference between the fair value of ordinary shares issued upon conversion and the net carrying amount of the convertible notes immediately before conversion. (Note 8).